EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated February 14, 2018, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-18-009511) to the definitive versions of the Registrant’s Prospectuses regarding the Class E and Class Y shares of the S&P 500 Index Fund, dated January 31, 2018, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on January 26, 2018 (SEC Accession No. 0001104659-18-004325).